Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	Jun. 07, 2023	May 23, 2023	Dec. 07, 2022
Equity.
Dividends declared relating to prior year, per share		€ 0.70
Dividends paid, ordinary shares per share	€ 0.40		€ 0.30
Dividends paid, ordinary shares	€ 1,064		€ 797